Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no nominal value, issuable upon exercise of outstanding options granted pursuant to Employee Stock Option Plan III
Amount Registered | shares	10,979,196
Proposed Maximum Offering Price per Unit	3.39
Maximum Aggregate Offering Price	$ 37,219,474.44
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,238.09
Offering Note	The ordinary shares registered hereby may be represented by the American Depositary Shares ("ADSs") of IQM Quantum Computers Oyj (the "Registrant"). Each ADS represents one ordinary share. ADSs issuable upon deposit of the ordinary shares registered hereby were registered pursuant to the separate Registration Statement on Form F-6 (File No. 333-296532). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Registrant's Employee Stock Option Plan III ("Plan III"), the Registrant's Employee Stock Option Plan IV ("Plan IV"), Performance Share Plan 2026-2032 ("PSP") or Restricted Share Unit Plan 2026-2030 ("RSU Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents ordinary shares issuable upon the exercise of outstanding options granted under Plan III. No additional options will be granted under Plan III. Offering price estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) under the Securities Act on the basis of, with respect to the ordinary shares underlying share option awards previously granted under Plan III, $3.39 per share, which is the weighted-average exercise price of such share option awards.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no nominal value, issuable upon exercise of outstanding options granted pursuant to Employee Stock Option Plan IV
Amount Registered | shares	7,893,796
Proposed Maximum Offering Price per Unit	5.69
Maximum Aggregate Offering Price	$ 44,915,699.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,907.67
Offering Note	Represents ordinary shares issuable upon the exercise of outstanding options granted under Plan IV. No additional options will be granted under Plan IV. Offering price estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) on the basis of, with respect to the ordinary shares underlying share option awards previously granted under Plan IV, $5.69 per share, which is the weighted-average exercise price of such share option awards.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no nominal value, reserved for issuance pursuant to Performance Share Plan 2026-2032
Amount Registered | shares	1,995,708
Proposed Maximum Offering Price per Unit	7.76
Maximum Aggregate Offering Price	$ 15,486,694.08
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,347.35
Offering Note	Represents ordinary shares reserved for future grant under the PSP. Offering price estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant's ADSs as quoted on the Nasdaq Global Select Market on November 10, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no nominal value, reserved for issuance pursuant to Restricted Share Unit Plan 2026-2030
Amount Registered | shares	826,409
Proposed Maximum Offering Price per Unit	7.76
Maximum Aggregate Offering Price	$ 6,412,933.84
Fee Rate	0.0087%
Amount of Registration Fee	$ 557.93
Offering Note	Represents ordinary shares reserved for future grant under the RSU Plan. Offering price estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant's ADSs as quoted on the Nasdaq Global Select Market on November 10, 2026.